Share Capital - Schedule of weighted average assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted average assumptions [Abstract]
Stock price (in Dollars per share)	$ 11.50	$ 6.47	$ 72.50
Risk-free interest rate	0.23%	1.68%	1.50%
Expected life	5 years	5 years	4 years 9 months 18 days
Annualized volatility	85.00%	83.00%	143.00%
Dividend rate	0.00%	0.00%	0.00%